                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Grafenauweg 4
          Zug, Switzerland CH-6301

Form 13F File Number:    28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:    Dubravka Racnjak

Title:   SIGNING AUTHORITY
         ------------------
Phone:   (41-41) 724-5959

Signature, Place, and Date of Signing:

/s/ Dubravka Racnjak                        Zug, Switzerland May 15, 2001

---------------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

      Name

      Biotech Focus S.A.

      Biotech Invest S.A.

      Biotech Target S.A.

      Biotech Growth S.A.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      4

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $1,647,307
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Name

      1     Biotech Focus S.A.

      2     Biotech Invest S.A.

      3     Biotech Target S.A.

      4     Biotech Growth S.A.

                                  BB BIOTECH AG

                            FORM 13F INFORMATION TABLE




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                                                                                                                  COLUMN 8:
                                                                 COLUMN 5:                                    VOTING AUTHORITY
                                            COLUMN 4:                             COLUMN 6:
    COLUMN 1:      COLUMN 2:    COLUMN 3:    VALUE     ------------------------  INVESTMENT   COLUMN 7: ---------------------------
 NAME OF ISSUER  TITLE OF CLASS  CUSIP     (X$1,000)   SHRS OR      SH/    PUT/  DISCRETION    OTHER
                                                       PRN  AMT     PRN    CALL               MANAGERS
                                                                                                          SOLE      SHARED    NONE

-----------------------------------------------------------------------------------------------------------------------------------
Adolor Corp.      Common Stock  00724X102  $   15,115     770,000    SH           DEFINED        3       770,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alexion
Pharmaceuticals,
Inc.              Common Stock  015351109  $   17,658     774,113    SH           DEFINED        3        774,113    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.        Common Stock  00075886F1 $  200,884   3,337,500    SH           DEFINED        1      3,337,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Aviron            Common Stock  05376210   $  129,056   3,105,286    SH           DEFINED        2      3,105,286    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
CV
Therapeutics,
Inc.              Common Stock  12666710   $   76,466   2,317,147    SH           DEFINED        3      2,317,147    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.     Common Stock  151020104  $   37,875   1,515,000    SH           DEFINED        2      1,515,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Cell
Therapeutics,
Inc.              Common Stock  150934107   $  16,514     920,500    SH           DEFINED        3        920,500    NONE    NONE
----------------------------------------------------------------------------------------------------------------------------------
COR Therapeutics  Common Stock  217753102  $    7,088     315,000    SH           DEFINED        2       315,000     NONE    NONE
  Inc.
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3-Dimensional
Pharmaceuticals,
Inc.              Common Stock  88554W104  $   26,512   3,260,970    SH           DEFINED        4      3,260,970    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Durect
Corporation       Common Stock  266605104  $   17,410   2,302,857    SH           DEFINED        4      2,302,857    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Endo
Pharmaceuticals,
Inc.              Common Stock  29264P104  $   10,147   1,449,500    SH           DEFINED        3      1,449,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Genentech         Common Stock  368710406  $  131,320   2,600,394    SH           DEFINED        1      2,600,394    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
GenVec Inc.       Common Stock  37246C109  $    6,989   1,331,185    SH           DEFINED        4      1,331,185    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
IDEC
Pharmaceuticals   Common Stock  449370105  $  264,780   6,619,500    SH           DEFINED        1      6,619,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Imclone           Common Stock  45245W109  $  105,494   3,178,500    SH           DEFINED        2      3,178,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Medicines
Company (The)     Common Stock  584688105  $   57,930   5,204,837    SH           DEFINED        4      5,204,837    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
MedImmune         Common Stock  584699102  $  411,041  11,456,000    SH           DEFINED        1     11,456,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Neurocrine
Biosciences       Common Stock  64125C109  $   27,716   1,343,500    SH           DEFINED        3      1,343,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Pharmacopeia Inc. Common Stock  71713B104  $   12,167     680,500    SH           DEFINED        2        680,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Third Wave
Technologies      Common Stock  88428W108  $    8,217   1,173,800    SH           DEFINED        4      1,173,800    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Transkaryotic
Therapies         Common Stock  89373510   $   27,157   1,546,500    SH           DEFINED        2      1,546,500    NONE    NONE
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Trimeris Inc.     Common Stock  896263100  $   23,691     789,700    SH           DEFINED        3        789,700    NONE    NONE
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United
Therapeutics      Common Stock  91307C102  $   11,249     645,000    SH           DEFINED        2        645,000    NONE    NONE
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Virologic         Common Stock  92823R201  $    4,831   3,605,004    SH           DEFINED        4      3,605,004    NONE    NONE

COLUMN
 TOTALS                                    $1,647,307
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